Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Prepaid Expenses and Other Current Assets
Value added tax recoverable	$ 4,649,736	$ 3,750,491
Other receivables	3,856,326	1,575,467
Advance to suppliers	952,760	1,545,793
Others	1,305,359	976,043
Prepaid expenses and other current assets	$ 10,764,181	$ 7,847,794